Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 216,437	$ 310,338
Restricted cash	325	338
Prepaid expenses and other assets, current	42,198	36,276
Total current assets	258,960	346,952
Non-current assets:
Property and equipment, net	33,794	33,541
Prepaid expenses and other non-current assets	1,888	2,362
Operating lease right-of-use assets	15,230	18,775
Long-term deposits	1,835	2,039
Deferred tax asset	2,244	1,826
Intangible assets, net	25	65
Total assets	313,976	405,560
Current liabilities:
Accounts payable	162	431
Accrued expenses and other liabilities	31,360	23,667
Operating lease liabilities	3,995	4,453
Total current liabilities	35,517	28,551
Non-current liabilities:
Operating lease liabilities, net of current portion	13,208	16,545
Liability related to sale of future royalties and sales milestones, net	50,615	47,016
Other long-term payables	115	128
Total liabilities	99,455	92,240
Commitments and contingencies (Note 12)
Shareholders' equity:
Additional paid-in capital	848,370	843,108
Accumulated other comprehensive loss	(33,510)	(8,570)
Accumulated deficit	(600,461)	(521,340)
Total shareholders' equity	214,521	313,320
Total liabilities and shareholders' equity	313,976	405,560
Ordinary shares
Shareholders' equity:
Share value	4	4
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0